Supplemental Cash Flow information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents
37.1 Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2021	12.31.2020	12.31.2019

Payments made during the period:
Income tax and social contribution	22.5	86.9	42.3
Interest	207.4	173.2	188.1
Non-cash financing and investing transactions	—
Acquisition of inventories through assumption of financing	—	14.1	—
Write off on Property, plant and equipment by transfer to pool parts inventory	(23.2)	(18.2)	(21.6)
Property, plant and equipment, transfer for providing for the sale of inventory	—	(38.4)	(38.5)
Non-controlling purchase options	—	22.2	—